Related Party Transactions - Summary of Key Management Personnel Compensation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Related Party Transactions [Abstract]
Salaries and other short-term employee benefits	$ 40,606	$ 1,446	$ 38,684	$ 38,227
Post-employment benefits	841	30	522	486
Share-based payments	4,472	159	6,264	9,366
Key management personnel compensation	$ 45,919	$ 1,635	$ 45,470	$ 48,079